FINANCIAL INSTRUMENTS (Movements in the Consolidated Statement of Operations) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Derivative [Line Items]
Net (loss)/gain in fair value movements of non-designated derivatives	$ (4,183)	$ 1,555
Net cash movement on non-designated derivatives and swap settlements	1,621	2,975
Total cash movement and valuation (loss)/gain on non-designated derivatives	(2,562)	4,530
Not designated as hedging instrument
Derivative [Line Items]
Net (loss)/gain in fair value movements of non-designated derivatives	$ (4,183)	$ 1,555